FAIR VALUE MEASUREMENTS - Schedule of Changes in Level 3 Financial Liabilities (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Forward purchase option derivative
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balances	$ 0
Additions	14,700,778
Changes in fair value	(10,498,216)
Reclassified to equity	0
Ending balances	4,202,562
Earnout liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balances	0
Additions	21,606,062
Changes in fair value	5,527,501
Reclassified to equity	0
Ending balances	27,133,563
Common stock warrants | Warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balances	49,863
Additions	0
Changes in fair value	231,149
Reclassified to equity	(281,012)
Ending balances	0
Preferred stock warrants | Warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balances	2,072,536
Additions	0
Changes in fair value	(1,766,370)
Reclassified to equity	(306,166)
Ending balances	$ 0